Advance - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 18, 2008
Investments in and Advances to Affiliates [Line Items]
Advances of related party	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Specified Amount of revenue to be Utilized for Advances	250,000	250,000
Revenue Realized from agreement	$ 0	$ 0